Other assets	12 Months Ended
Dec. 31, 2019
Other assets
Other assets

17.   Other assets

Following is a summary of other assets:

	December 31,	December 31,
	2019	2018
Accounts receivable (1)	3,549	13,333
Interest receivable - deposits	26	281
IT projects under development	521	357
Other	4,761	3,003
	8,857	16,974
(1)	As of December 31, 2018, the sale of financial assets was for $ 12.4 million and related payment was received in January 2019.